Basis of Presentation and Significant Accounting Policies - Changes in Company's Allowance for Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Beginning balance	$ 3,649	$ 1,901	$ 2,301	$ 2,301
Provision for doubtful accounts	1,307	11,237	8,299	10,360
Write-offs and adjustments	(2,655)	(9,894)	(8,040)	(10,760)
Balance at end of period	2,301	3,282	2,560	1,901
Provision For Doubtful Account [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Provision for doubtful accounts		11,275	8,299
Predecessor [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Beginning balance					1,903	1,484
Provision for doubtful accounts					8,204	7,026
Write-offs and adjustments					(6,458)	(6,607)
Balance at end of period	$ 2,301				$ 3,649	$ 1,903